Document and Entity Information	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	LAFAYETTE SQUARE USA, INC.
Entity Central Index Key	0001849089